Information Concerning the Group's Consolidated Operations - Summary of Key Performance Indicators by Reportable Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
External revenues	$ 21,432	$ 33,715	$ 56,444	$ 62,565
Royalty expenses	(2,739)	(2,620)	(1,777)
Research and development expenses	(76,567)	(79,227)	(78,458)
Selling, general and administrative expenses	(47,248)	(44,750)	(43,413)
Other operating income and expenses	31	232	(99)
Total operating expenses	(126,523)	(126,366)	(123,746)	(93,549)
Operating income (loss) before tax	(105,091)	(92,650)	(67,302)	(30,984)
Financial gain (loss)	16,758	(11,032)	46
Income (loss) from continuing operations	(88,333)	(103,683)	(67,255)	(22,606)
Net income (loss) from discontinued operations	0	0	0	$ 0
Non controlling interests	9,640	4,315
Net income (loss) attributable to shareholders of Cellectis	(78,693)	(99,368)	(67,255)
Adjustment of share-based compensation attributable to shareholders of Cellectis	34,563	48,924	58,622
Adjusted net income (loss) attributable to shareholders of Cellectis	(44,130)	(50,443)	(8,633)
Depreciation and amortization	(2,377)	(3,371)	(2,211)
Additions to tangible and intangible assets	4,911	2,642	14,573
Impairment of tangible assets	(2,091)	(3,140)	(1,986)
Research and Development [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	17,689	23,590	33,208
Selling, General and Administration [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	16,873	25,335	25,414
Plants [member]
Disclosure of operating segments [line items]
Royalty expenses	(595)	(390)	(468)
Research and development expenses	(8,638)	(6,057)	(4,112)
Selling, general and administrative expenses	(21,067)	(13,143)	(4,809)
Other operating income and expenses	(50)	6	(6)
Total operating expenses	(30,351)	(19,584)	(9,395)
Operating income (loss) before tax	(29,937)	(18,837)	(8,810)
Financial gain (loss)	1,420		87
Income (loss) from continuing operations	(28,517)	(18,837)	(8,722)
Net income (loss) from discontinued operations	0	0	0
Non controlling interests	9,640	4,315
Net income (loss) attributable to shareholders of Cellectis	(18,877)	(14,522)	(8,722)
Adjustment of share-based compensation attributable to shareholders of Cellectis	6,056	5,957	1,098
Adjusted net income (loss) attributable to shareholders of Cellectis	(12,821)	(8,565)	(7,625)
Depreciation and amortization	(637)	(551)	(345)
Additions to tangible and intangible assets	1,871	792	10,410
Plants [member] | Research and Development [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	838	967	477
Plants [member] | Selling, General and Administration [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	5,218	4,990	621
Therapeutics [member]
Disclosure of operating segments [line items]
Royalty expenses	(2,144)	(2,230)	(1,309)
Research and development expenses	(67,929)	(73,170)	(74,345)
Selling, general and administrative expenses	(26,180)	(31,607)	(38,603)
Other operating income and expenses	81	225	(93)
Total operating expenses	(96,172)	(106,782)	(114,351)
Operating income (loss) before tax	(75,154)	(73,813)	(58,492)
Financial gain (loss)	15,339	(11,032)	(41)
Income (loss) from continuing operations	(59,816)	(84,846)	(58,533)
Net income (loss) from discontinued operations	0	0	0
Net income (loss) attributable to shareholders of Cellectis	(59,816)	(84,846)	(58,533)
Adjustment of share-based compensation attributable to shareholders of Cellectis	28,507	42,967	57,524
Adjusted net income (loss) attributable to shareholders of Cellectis	(31,309)	(41,877)	(1,009)
Depreciation and amortization	(1,740)	(2,820)	(1,866)
Additions to tangible and intangible assets	3,040	1,849	4,164
Therapeutics [member] | Research and Development [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	16,852	22,623	32,731
Therapeutics [member] | Selling, General and Administration [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	11,655	20,345	24,793
Operating Segments [member]
Disclosure of operating segments [line items]
External revenues	12,731	25,188	44,808
Operating Segments [member] | Plants [member]
Disclosure of operating segments [line items]
External revenues	236	508	399
Operating Segments [member] | Therapeutics [member]
Disclosure of operating segments [line items]
External revenues	12,495	24,680	44,409
Inter-segment Revenues [member]
Disclosure of operating segments [line items]
External revenues	8,701	8,528	11,637
Inter-segment Revenues [member] | Plants [member]
Disclosure of operating segments [line items]
External revenues	178	239	186
Inter-segment Revenues [member] | Therapeutics [member]
Disclosure of operating segments [line items]
External revenues	8,523	8,290	11,450
Cellectis [member]
Disclosure of operating segments [line items]
External revenues	21,432	33,715	56,444
Cellectis [member] | Plants [member]
Disclosure of operating segments [line items]
External revenues	414	747	585
Cellectis [member] | Therapeutics [member]
Disclosure of operating segments [line items]
External revenues	$ 21,018	32,969	$ 55,859
Assets Under Construction [member]
Disclosure of operating segments [line items]
Impairment of tangible assets		(798)
Assets Under Construction [member] | Therapeutics [member]
Disclosure of operating segments [line items]
Impairment of tangible assets		$ (798)